Net Loss Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent, Diluted	$ 97,578	$ 132,739	$ 148,887
Basic (shares)	86,040,867	91,285,538	94,484,659
Dilutive effect of stock-based compensation (shares)	664,670	1,989,493	2,160,310
Diluted (shares)	86,705,537	93,275,031	96,644,969
• Diluted income attributable to shareholders of Teekay Corporation	$ 1.13	$ 1.42	$ 1.54
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Income (Loss) Attributable to Parent, Diluted	$ 97,578	$ 132,739	$ 148,887
• Diluted income attributable to shareholders of Teekay Corporation	$ 1.13	$ 1.42	$ 1.54
Common stock related to non-forteitable equity based awards	700,000	1,000,000	800,000
• Basic income attributable to shareholders of Teekay Corporation	$ 1.14	$ 1.47	$ 1.59
Net Income (Loss)	$ 98,111	$ 133,770	$ 150,641
Teekay Tankers
Earnings Per Share [Abstract]
dilutive impact of stock-based awards	533	1,031	1,754
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
dilutive impact of stock-based awards	$ 533	$ 1,031	$ 1,754